SUPPLEMENT DATED SEPTEMBER 19, 2001 TO PROSPECTUS DATED MAY 1, 2001
Commander
Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments
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PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 Telephone (800) 523-0650
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The expense table on page 6 of the Prospectus is revised as follows:

EXPENSES

Contract Owner Transaction Expenses
  Sales Load Imposed on Purchase Payments...............................................................  None
  Maximum Contingent Deferred Sales Charge...............................    1% of purchase payments withdrawn(a)
  Transfer Fee..........................................................................................  None
Maximum Annual Contract Administration Charge...........................................................   $40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
  Mortality and Expense Risk Charge..................................................................... 1.25%
  Contract Administration Charge........................................................................ 0.15%
                                                                                                         -----
Total Separate Account Annual Expenses (Without Rider).................................................. 1.40%

Contract Rider Charges (Optional)
  Enhanced Guaranteed Step-Up Minimum Death Benefit Rider............................................... 0.25%(c)
  Enhanced Guaranteed Rising Floor Minimum Death Benefit Rider.......................................... 0.35%
  Estate Enhancement Rider (for Annuitants Age 60 and Under)............................................ 0.20%(d)
  Estate Enhancement Rider (for Annuitants Age 61 to 70)................................................ 0.30%(e)
  Estate Enhancement Rider (for Annuitants Ages 71 to 80)............................................... 0.60%(f)

Total Separate Account Annual Expenses Including Maximum Charges for Contract Riders
(as a percentage of Variable Account Value)............................................................. 2.35%(g)

(a) You do not pay this charge if you wait one year before withdrawing a purchase payment.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this Rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this Rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this Rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this Rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.40% and 2.35%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.

--------------------------------------------------------------------------------
The examples of fees and expense section starting on page 8 of the Prospectus is revised as follows:

EXAMPLES OF FEES AND EXPENSES

         The following examples show the total expenses that you would pay on each $1,000 invested. The examples also assume that fee waivers and expense reductions disclosed in the above fee table continue throughout the periods shown.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown and your Contract does not include Riders:

                                                                        One        Three      Five         Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----
Penn Series Money Market Fund........................................    $29        $63        $108       $231
Penn Series Limited Maturity Bond Fund...............................    $30        $67        $114       $245
Penn Series Quality Bond Fund........................................    $30        $66        $113       $242
Penn Series High Yield Bond Fund.....................................    $32        $72        $122       $261
Penn Series Flexibly Managed Fund....................................    $32        $70        $120       $257
Penn Series Growth Equity Fund.......................................    $32        $71        $121       $258
Penn Series Large Cap Value Fund.....................................    $32        $71        $121       $258
Penn Series Index 500 Fund...........................................    $26        $53        $91        $196
Penn Series Mid Cap Growth Fund......................................    $33        $75        $129       $274
Penn Series Mid Cap Value Fund.......................................    $32        $72        $124       $264
Penn Series Emerging Growth Fund.....................................    $33        $76        $129       $275
Penn Series Small Cap Value Fund.....................................    $34        $77        $131       $279
Penn Series International Equity Fund................................    $35        $80        $137       $290
Neuberger Berman Balanced Portfolio..................................    $33        $75        $128       $273
Fidelity's Equity-Income Portfolio...................................    $29        $62        $106       $228
Fidelity's Growth Portfolio..........................................    $30        $65        $111       $238
Fidelity's Asset Manager Portfolio...................................    $29        $64        $109       $235
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $41        $98        $165       $345

--------------------

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract and your Contract does not include
Riders:

                                                                        One        Three       Five         Ten
                                                                        Year       Years       Years       Years
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund........................................    $20        $63         $108       $231
Penn Series Limited Maturity Bond Fund...............................    $22        $67         $114       $245
Penn Series Quality Bond Fund........................................    $21        $66         $113       $242
Penn Series High Yield Bond Fund.....................................    $23        $72         $122       $261
Penn Series Flexibly Managed Fund....................................    $23        $70         $120       $257
Penn Series Growth Equity Fund.......................................    $23        $71         $121       $258
Penn Series Large Cap Value Fund.....................................    $23        $71         $121       $258
Penn Series Index 500 Fund...........................................    $17        $53         $91        $196
Penn Series Mid Cap Growth Fund......................................    $25        $75         $129       $274
Penn Series Mid Cap Value Fund.......................................    $24        $72         $124       $264
Penn Series Emerging Growth Fund.....................................    $25        $76         $129       $275
Penn Series Small Cap Value Fund.....................................    $25        $77         $131       $279
Penn Series International Equity Fund................................    $26        $80         $137       $290
Neuberger Berman Balanced Portfolio..................................    $24        $75         $128       $273
Fidelity's Equity-Income Portfolio...................................    $20        $62         $106       $228
Fidelity's Growth Portfolio..........................................    $21        $65         $111       $238
Fidelity's Asset Manager Portfolio...................................    $21        $64         $109       $235
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $32        $98         $165       $345

--------------------

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract includes Riders with maximum charges:

                                                                        One         Three       Five        Ten
                                                                        Year        Years       Years      Years
                                                                        ----        -----       -----      -----
Penn Series Money Market Fund........................................    $31         $69        $118       $252
Penn Series Limited Maturity Bond Fund...............................    $32         $73        $124       $265
Penn Series Quality Bond Fund........................................    $32         $72        $123       $262
Penn Series High Yield Bond Fund.....................................    $34         $78        $132       $281
Penn Series Flexibly Managed Fund....................................    $34         $76        $130       $277
Penn Series Growth Equity Fund.......................................    $34         $77        $131       $278
Penn Series Large Cap Value Fund.....................................    $34         $77        $131       $278
Penn Series Index 500 Fund...........................................    $28         $59        $101       $218
Penn Series Mid Cap Growth Fund......................................    $35         $81        $139       $293
Penn Series Mid Cap Value Fund.......................................    $34         $78        $134       $284
Penn Series Emerging Growth Fund.....................................    $35         $82        $139       $294
Penn Series Small Cap Value Fund.....................................    $36         $83        $141       $298
Penn Series International Equity Fund................................    $37         $86        $147       $309
Neuberger Berman Balanced Portfolio..................................    $35         $81        $138       $293
Fidelity's Equity Income Portfolio...................................    $31         $68        $116       $249
Fidelity's Growth Portfolio..........................................    $32         $71        $121       $258
Fidelity's Asset Manager Portfolio...................................    $31         $70        $119       $255
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $43        $103        $175       $363

--------------------

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender or annuitize your Contract and your Contract includes Riders with maximum charges:

                                                                        One         Three       Five        Ten
                                                                        Year        Years       Years      Years
                                                                        ----        -----       -----      -----
Penn Series Money Market Fund........................................    $22         $69        $118       $252
Penn Series Limited Maturity Bond Fund...............................    $24         $73        $124       $265
Penn Series Quality Bond Fund........................................    $23         $72        $123       $262
Penn Series High Yield Bond Fund.....................................    $25         $78        $132       $281
Penn Series Flexibly Managed Fund....................................    $25         $76        $130       $277
Penn Series Growth Equity Fund.......................................    $25         $77        $131       $278
Penn Series Large Cap Value Fund.....................................    $25         $77        $131       $278
Penn Series Index 500 Fund...........................................    $19         $59        $101       $218
Penn Series Mid Cap Growth Fund......................................    $27         $81        $139       $293
Penn Series Mid Cap Value Fund.......................................    $26         $78        $134       $284
Penn Series Emerging Growth Fund.....................................    $27         $82        $139       $294
Penn Series Small Cap Value Fund.....................................    $27         $83        $141       $298
Penn Series International Equity Fund................................    $28         $86        $147       $309
Neuberger Berman Balanced Portfolio..................................    $26         $81        $138       $293
Fidelity's Equity Income Portfolio...................................    $22         $68        $116       $249
Fidelity's Growth Portfolio..........................................    $23         $71        $121       $258
Fidelity's Asset Manager Portfolio...................................    $23         $70        $119       $255
Morgan Stanley Emerging Markets Equity (International) Portfolio.....    $34        $103        $175       $363

--------------------

The foregoing is based on Fund expenses for the fiscal year ended December 31, 2000 and are examples only. Your expenses may be more or less than what is shown.

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

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The following section is added to page 20 of the Prospectus immediately preceding the subsection captioned "Choosing a Lump Sum Annuity:"

         Optional Estate Enhancement Rider. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contact, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 100% if the Annuitant is age 60 or less at date of issue of the Contract, 60% if between ages 61 and 70, and 40% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80.

         Example 1. Assume an individual purchases the Contract at age 65 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $24,000, which is 60% of $40,000 (the sum of the Variable Account Value ($90,000), and the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $24,000.

         Example 2. Assume an individual purchases the Contract at age 65 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the individual dies the Variable Account Value is $140,000 and the Fixed Account Value is $30,000. The benefit amount would be $54,000, which is 60% of $90,000 (the sum of the Variable Account Value ($140,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.


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The following section is added to page 24 of the Prospectus immediately preceding the subsection captioned "Premium Taxes:"

         Estate Enhancement Death Benefit Rider (Optional). For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


                                       4